Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
	US$	US$	US$
Intangible assets
Licensed digital assets	$77,677,404	$(17,927,585)	$59,749,819
Total	$77,677,404	$(17,927,585)	$59,749,819

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
	US$	US$	US$
Intangible assets
Licensed digital assets	$44,733,835	$(5,937,573)	$38,796,262
Total	$44,733,835	$(5,937,573)	$38,796,262

Schedule of Estimated Amortization Expenses
Estimated Amortization Expenses:
For year ended 9/30/2026	$15,607,278
For year ended 9/30/2027	15,515,258
For year ended 9/30/2028	15,344,362
For year ended 9/30/2029	9,934,059
For year ended 9/30/2030	3,348,862
Total	$59,749,819

Schedule of Movement of Intangible Assets

The movement of intangible assets is as follows:

	For the year ended September 30, 2025
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$44,733,835	$5,937,573
Additions(a)	33,171,338	11,921,079
Disposal	—	—
Foreign exchange translation	(227,769)	68,933
Balance at end of the year	$77,677,404	$17,927,585

	For the year ended September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	37,540,792	5,365,220
Disposal	—	—
Foreign exchange translation	274,471	159,573
Balance at end of the year	$44,733,835	$5,937,573
(a)	Additions are all acquired from third-party suppliers in the current year.